SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity
The following is a summary of the Company's stock options activity for the six months ended June 30, 2013:

	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2012	1,034,205	4.0	4.0	$529
Granted	210,750	3.65
Exercised	(41,845)	1.02
Expired & Forfeited	(39,750)	6.11

Outstanding at June 30, 2013	1,163,360	3.98	4.49	$792

Exercisable at June 30, 2013	827,052	4.17	3.38	$744

Vested and expected to vest at June 30, 3013	1,163,360	3.98	4.49	$792

Summary of Share-Based Compensation Expense
The following table shows the total stock-based compensation expense included in the interim condensed consolidated statements of operations:

	Six months ended June 30,
	2013	2012
	Unaudited

Cost of sales	$5	$9
Research and development	86	98
Selling and marketing	61	92
General and administrative	145	72

	$297	$271